9. Debt Issue Costs - Debt Issue Costs (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Debt issue costs, Beginning	$ 161,946	$ 235,211
Debt issue costs		69,600
Amortization expense	(38,612)	(154,851)
Debt issue costs, Ending	$ 123,334	$ 161,946